SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York

December 22, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re: Legg Mason Funds Trust (811-23107)

Ladies and Gentlemen:

On behalf of Legg Mason Funds Trust (“LM Trust”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we submit for filing LM Trust’s Registration Statement on Form N-1A by direct electronic transmission.

If you have any questions in connection with this filing, please call Rafael Vasquez (212-455-3566) or Alexander Lebow (212-455-3925) of this firm.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP